Employee costs - Employee (Details) - employee	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employees
Number of employees	6,498	6,330	6,437
Europe
Employees
Number of employees	3,600	3,472	3,497
Americas
Employees
Number of employees	2,898	2,858	2,940